Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Federal income tax provision at statutory rate	$ 2,199	$ 1,127
Bank owned life insurance	(100)	(100)
Tax-exempt interest	(161)	(155)
Meals and entertainment	17	16
Reversal of valuation allowance		(323)
State income taxes, net of federal income tax effect	356	217
Other, net	(85)	(13)
Provision for income taxes	$ 2,226	$ 769
Effective tax rate	34.40%	23.20%